Variable Interest Entities - Schedule of VIEs (Q1) (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Investments	$ 79,472	$ 77,511	$ 77,927
Receivables	13,892	14,322	9,135
Maximum exposure to loss	$ 93,364	$ 91,833	$ 87,062